Share-Based Compensation - Summary of Options Outstanding (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Stock Options (#)
Options outstanding, beginning (in shares) | shares	4,279,283	4,108,006
Granted (in shares) | shares	3,384,998	1,335,514
Expired (in shares) | shares	(277,885)	(544,085)
Forfeited (in shares) | shares	(664,893)	(620,152)
Options outstanding, ending (in shares) | shares	6,721,503	4,279,283
Weighted Average Exercise Price ($)
Options outstanding, beginning (in CAD per share) | $ / shares	$ 53.97	$ 68.46
Granted (in CAD per share) | $ / shares	1.86	9.53
Expired (in CAD per share) | $ / shares	90.53	30.75
Forfeited (in CAD per share) | $ / shares	58.87	73.19
Options outstanding, ending (in CAD per share) | $ / shares	$ 25.73	$ 53.97